Prepaids and Other - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Prepaid insurance	$ 1,847	$ 1,500	$ 2,549
Prepaid mining claims and permitting fees	417	400	282
Prepaid equipment	423		0
Prepaid subscription and license fees	259	100	$ 280
Impairment on equipment not in use - Note 5	$ 5,331	$ 63
Royalty payment, percentage of net profit	4.00%		4.00%
Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment on equipment not in use - Note 5	$ 5,300